Label	Element	Value
Prospectus:	rr_ProspectusTable
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	May 14, 2020
Entity Registrant Name	dei_EntityRegistrantName	AMERICAN CENTURY INVESTMENT TRUST
Central Index Key	dei_EntityCentralIndexKey	0000908406
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 14, 2020
Document Effective Date	dei_DocumentEffectiveDate	May 15, 2020
Prospectus Date	rr_ProspectusDate	Aug. 01, 2019
Investment Trust Prospectus
Prospectus:	rr_ProspectusTable
Supplement [Text Block]	ck0000908406_SupplementTextBlock

American Century Investment Trust Summary Prospectus and Prospectus Supplement Short Duration Fund
Supplement dated May 15, 2020 ■ Summary Prospectus and Prospectus dated August 1, 2019

The following replaces the Average Annual Total Returns table on page 4 of the summary prospectus and page 5 of the prospectus:

Average Annual Total Returns For the calendar year ended December 31, 2018	1 year	5 years	10 years	Since Inception	Inception Date
Investor Class Return Before Taxes	1.33%	1.20%	1.87%	—	11/30/2006
Return After Taxes on Distributions	0.30%	0.39%	1.09%	—	11/30/2006
Return After Taxes on Distributions and Sale of Fund Shares	0.78%	0.55%	1.12%	—	11/30/2006
I Class[1] Return Before Taxes	1.43%	1.31%	1.97%	—	04/10/2017
A Class Return Before Taxes	-1.16%	0.49%	1.38%	—	11/30/2006
C Class Return Before Taxes	0.22%	0.20%	0.85%	—	11/30/2006
R Class Return Before Taxes	0.82%	0.72%	1.37%	—	11/30/2006
R5 Class Return Before Taxes	1.53%	1.41%	2.07%	—	11/30/2006
R6 Class Return Before Taxes	1.48%	—	—	1.14%	07/28/2017
Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond Index (reflects no deduction for fees, expenses or taxes)	1.60%	1.03%	1.52%	—	—

[1]
Historical performance for the I Class prior to its inception is based on the performance of R5 Class shares. I Class performance has been adjusted to reflect differences in expenses between classes, if applicable.

Investment Trust Prospectus | SHORT DURATION FUND
Prospectus:	rr_ProspectusTable
Risk/Return [Heading]	rr_RiskReturnHeading	Short Duration Fund
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For the calendar year ended December 31, 2018
Investment Trust Prospectus | SHORT DURATION FUND | Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus:	rr_ProspectusTable
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	1.60%
5 Years	rr_AverageAnnualReturnYear05	1.03%
10 Years	rr_AverageAnnualReturnYear10	1.52%
Investment Trust Prospectus | SHORT DURATION FUND | INVESTOR CLASS
Prospectus:	rr_ProspectusTable
Label	rr_AverageAnnualReturnLabel	Investor Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	1.33%
5 Years	rr_AverageAnnualReturnYear05	1.20%
10 Years	rr_AverageAnnualReturnYear10	1.87%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2006
Investment Trust Prospectus | SHORT DURATION FUND | INVESTOR CLASS | After Taxes on Distributions
Prospectus:	rr_ProspectusTable
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	0.30%
5 Years	rr_AverageAnnualReturnYear05	0.39%
10 Years	rr_AverageAnnualReturnYear10	1.09%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2006
Investment Trust Prospectus | SHORT DURATION FUND | INVESTOR CLASS | After Taxes on Distributions and Sales
Prospectus:	rr_ProspectusTable
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	0.78%
5 Years	rr_AverageAnnualReturnYear05	0.55%
10 Years	rr_AverageAnnualReturnYear10	1.12%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2006
Investment Trust Prospectus | SHORT DURATION FUND | I CLASS
Prospectus:	rr_ProspectusTable
Label	rr_AverageAnnualReturnLabel	I Class Return Before Taxes	[1]
1 Year	rr_AverageAnnualReturnYear01	1.43%	[1]
5 Years	rr_AverageAnnualReturnYear05	1.31%	[1]
10 Years	rr_AverageAnnualReturnYear10	1.97%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 10, 2017	[1]
Investment Trust Prospectus | SHORT DURATION FUND | A CLASS
Prospectus:	rr_ProspectusTable
Label	rr_AverageAnnualReturnLabel	A Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(1.16%)
5 Years	rr_AverageAnnualReturnYear05	0.49%
10 Years	rr_AverageAnnualReturnYear10	1.38%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2006
Investment Trust Prospectus | SHORT DURATION FUND | C CLASS
Prospectus:	rr_ProspectusTable
Label	rr_AverageAnnualReturnLabel	C Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	0.22%
5 Years	rr_AverageAnnualReturnYear05	0.20%
10 Years	rr_AverageAnnualReturnYear10	0.85%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2006
Investment Trust Prospectus | SHORT DURATION FUND | R CLASS
Prospectus:	rr_ProspectusTable
Label	rr_AverageAnnualReturnLabel	R Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	0.82%
5 Years	rr_AverageAnnualReturnYear05	0.72%
10 Years	rr_AverageAnnualReturnYear10	1.37%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2006
Investment Trust Prospectus | SHORT DURATION FUND | R5 CLASS
Prospectus:	rr_ProspectusTable
Label	rr_AverageAnnualReturnLabel	R5 Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	1.53%
5 Years	rr_AverageAnnualReturnYear05	1.41%
10 Years	rr_AverageAnnualReturnYear10	2.07%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2006
Investment Trust Prospectus | SHORT DURATION FUND | R6 CLASS
Prospectus:	rr_ProspectusTable
Label	rr_AverageAnnualReturnLabel	R6 Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	1.48%
Since Inception	rr_AverageAnnualReturnSinceInception	1.14%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 28, 2017

[1]	Historical performance for the I Class prior to its inception is based on the performance of R5 Class shares. I Class performance has been adjusted to reflect differences in expenses between classes, if applicable.